Commitments and contingencies (Details)	12 Months Ended						1 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Land use rights and building purchase agreement USD ($)	Dec. 31, 2013 Land use rights and building purchase agreement CNY	Jun. 30, 2013 Land pre-development cooperation agreement USD ($)	Jun. 30, 2013 Land pre-development cooperation agreement CNY	May 31, 2013 Land pre-development cooperation agreement USD ($)	May 31, 2013 Land pre-development cooperation agreement CNY	Dec. 31, 2013 Letter of intent to purchase building USD ($)	Dec. 31, 2013 Letter of intent to purchase building CNY	Aug. 31, 2013 Letter of intent to purchase building USD ($)	Aug. 31, 2013 Letter of intent to purchase building CNY
Operating lease commitments
Rental expenses under operating leases	$ 2,689,618	$ 2,149,379	$ 1,986,464
Operating lease commitments
2014	1,811,453			11,212,168
2015	878,165			5,435,489
Total	2,689,618			16,647,657
Contractual Commitment
Total consideration payable under contractual commitment									1,500,000	8,800,000			7,700,000	46,600,000
Amount of prepayment paid							700,000	4,400,000			2,300,000	14,000,000
Amount of prepayments to be refunded if we fail to obtain the land use rights and the building					$ 3,000,000	18,400,000
Number of existing proceedings that will have a material effect on the entity's cash flows, operating results, or financial condition	0